Friess Small Cap Growth Fund
Schedule of Investments (Unaudited)
September 30, 2021

Shares		Cost	Value
COMMON STOCKS - 95.2%
COMMUNICATION SERVICES
	Advertising - 2.0%
32,035	Magnite, Inc. *	$626,707	$896,980
	Broadcasting - 2.0%
35,626	iHeartMedia, Inc., Class A *	688,421	891,363
Total Communication Services		1,315,128	1,788,343

CONSUMER DISCRETIONARY
	Automotive Retail - 4.7%
11,722	Penske Automotive Group, Inc.	892,172	1,179,233
18,367	Sonic Automotive, Inc., Class A	870,072	965,002
	Footwear - 2.1%
6,617	Crocs, Inc. *	229,644	949,407
	Home Improvement Retail - 1.9%
34,479	GrowGeneration Corp. *	952,382	850,597
	Homebuilding - 2.8%
13,355	Hovnanian Enterprises, Inc., Class A +*	1,570,057	1,287,289
	Homefurnishing Retail - 2.1%
48,881	Kirkland’s, Inc. *	904,393	939,004
	Leisure Products - 1.7%
9,037	YETI Holdings, Inc. *	384,362	774,381
	Specialty Stores - 4.1%
30,421	Academy Sports & Outdoors, Inc. *	1,048,725	1,217,448
13,100	MarineMax, Inc. +*	184,837	635,612
Total Consumer Discretionary		7,036,644	8,797,973

CONSUMER STAPLES
	Personal Products - 1.6%
23,690	BellRing Brands, Inc., Class A *	571,039	728,467
Total Consumer Staples		571,039	728,467

ENERGY
	Oil & Gas Exploration & Production - 6.0%
25,976	Bonanza Creek Energy, Inc.	840,526	1,244,250
24,276	Chesapeake Energy Corp.	1,202,624	1,495,159
	Oil & Gas Storage & Transportation - 2.4%
58,194	Scorpio Tankers, Inc.	904,268	1,078,917
Total Energy		2,947,418	3,818,326

HEALTH CARE
	Biotechnology - 2.0%
14,321	CareDx, Inc. *	916,031	907,522
	Health Care Equipment - 5.5%
169,133	Aspira Women’s Health, Inc. +*	646,099	549,682
54,020	AxoGen, Inc. *	1,060,905	853,516
16,525	Cryoport, Inc. *	296,305	1,099,078
	Health Care Services - 3.3%
16,247	Apollo Medical Holdings, Inc. +*	912,909	1,479,289
	Health Care Supplies - 3.6%
23,358	Figs, Inc., Class A +*	910,266	867,516
130,716	Sientra, Inc. +*	570,673	749,003
	Pharmaceuticals - 2.7%
63,337	PLx Pharma, Inc. *	623,857	1,222,404
Total Health Care		5,937,045	7,728,010

INDUSTRIALS
	Air Freight & Logistics - 1.9%
12,655	Hub Group, Inc., Class A *	838,997	870,031
	Building Products - 2.4%
50,356	Tecnoglass, Inc.	586,515	1,094,236
	Construction & Engineering - 2.3%
10,728	NV5 Global, Inc. *	979,767	1,057,459
	Diversified Support Services - 1.9%
30,209	Driven Brands Holdings, Inc. *	872,349	872,738
	Electrical Components & Equipment - 2.4%
11,352	Encore Wire Corp.	806,662	1,076,510
	Industrial Machinery - 3.0%
9,286	Kornit Digital Ltd. *	363,773	1,344,056
	Research & Consulting Services - 2.3%
10,534	CRA International, Inc.	927,917	1,046,447
	Trading Companies & Distributors - 2.3%
1,063	Herc Holdings, Inc. *	174,415	173,758
32,735	Titan Machinery, Inc. *	874,473	848,164
	Trucking - 2.8%
2,183	ArcBest Corp.	176,165	178,504
116,834	Daseke, Inc. *	953,300	1,076,041
Total Industrials		7,554,333	9,637,944

INFORMATION TECHNOLOGY
	Application Software - 2.2%
22,046	Momentive Global, Inc. *	463,819	432,102
55,022	Voyager Digital Ltd. *	240,294	550,220
	Communications Equipment - 2.7%
24,389	Calix, Inc. *	518,573	1,205,548
	Electronic Equipment & Instruments - 2.3%
55,927	Identiv, Inc. *	884,380	1,053,665
	IT Consulting & Other Services - 2.2%
135,786	Information Services Group, Inc.	1,042,039	974,944
	Semiconductor Equipment - 4.8%
12,185	ACM Research, Inc., Class A *	937,215	1,340,350
19,860	Ultra Clean Holdings, Inc. *	1,000,362	846,036
	Semiconductors - 7.4%
139,877	Pixelworks, Inc. *	424,811	668,612
11,654	Semtech Corp. *	911,915	908,662
13,388	Silicon Motion Technology Corp. - ADR	957,804	923,504
4,215	SiTime Corp. *	544,359	860,577
	Technology Hardware, Storage & Peripherals - 1.8%
38,072	Stratasys Ltd. *	893,922	819,309
Total Information Technology		8,819,493	10,583,529

Total Common Stocks		34,181,100	43,082,592

SHORT-TERM INVESTMENT - 7.4%
Money Market Deposit Account - 7.4%
3,325,259	U.S. Bank N.A., 0.00% ^	3,325,259	3,325,259
Total Money Market Deposit Account		3,325,259	3,325,259

Total Short-Term Investment		$3,325,259	3,325,259

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 9.3%
Investment Company - 9.3%
4,204,922	Mount Vernon Liquid Asset Portfolio, LLC, 0.09% #	4,204,922	4,204,922
Total Investment Company		4,204,922	4,204,922

Total Investment Purchased with the Cash Proceeds from Securities Lending		4,204,922	4,204,922

Total Investments - 111.9%		$41,711,281	50,612,773
Liabilities in Excess of Other Assets - (11.9)%			(5,362,535)
TOTAL NET ASSETS - 100.0%			$45,250,238

ADR	American Depository Receipt
*	Non Income Producing.
+	All or a portion of this security was out on loan at September 30, 2021. Total loaned securities had a market value of $4,011,853 at September 30, 2021.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of September 30, 2021.

#	The rate shown is the annualized seven day effective yield as of September 30, 2021.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2021:
	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$43,082,592	$-	$-	$43,082,592
Short-Term Investment	-	3,325,259		-	3,325,259
Investment Purchased with the Cash Proceeds from Securities Lending*	4,204,922		-	-	4,204,922
Total Investments in Securities	$4,204,922	$46,407,851	$-	$-	$50,612,773

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.
Refer to the Schedule of Investments for further information on the classification of investments.